Note 3 - Investment Securities: Schedule of Investment Securities Fair Value and Unrealized Losses (Details) - US States and Political Subdivisions Debt Securities - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Available-for-Sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 138,251,691	$ 41,660,651
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(23,555,207)	(896,338)
Available-for-Sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	12,823,897	652,921
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(6,240,226)	(52,078)
Available-for-Sale Securities, Continuous Unrealized Loss Position, Fair Value	151,075,588	42,313,572
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ (29,795,433)	$ (948,416)